First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.955.4304

ANNUAL REPORT – 12/31/2007

FOR CONTRACT HOLDERS OF:  ALLMERICA SELECT LIFE

March 12, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	ALLMERICA SELECT ANNUITY ACCOUNT II 1940 Act Registration Number: 811-8987 1933 Act Registration Numbers: 333-62369 CIK: 0000945906 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Commonwealth Annuity Select Separate Account II, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 27, 2008
AIM Variable Insurance Funds	896435	March 3, 2008
AllianceBernstein Variable Products Series Fund, Inc.	825316	February 25, 2008
Fidelity Variable Insurance Products Fund	356494	March 3, 2008
Franklin Templeton Variable Insurance Products Trust	837274	February 29, 2008
Janus Aspen Series	906185	February 28, 2008
T. Rowe Price International Series, Inc.	918292	February 25, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007